DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues [Abstract]
Sales of goods and services	$ 48,359,045	$ 51,773,746	$ 30,159,782
Subsidies	202,449	625,677	534,806
Total	$ 48,561,494	$ 52,399,423	$ 30,694,588